SEGMENT INFORMATION - Disaggregation of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of revenue
Revenue	₽ 541,749	₽ 527,921	₽ 489,831
External Customers
Disaggregation of revenue
Revenue	541,749	527,921	489,831
External Customers | Recognised over time
Disaggregation of revenue
Revenue	498,018	458,948	427,008
External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	43,731	68,973	62,823
Connectivity services
Disaggregation of revenue
Revenue	424,370	405,625	388,094
Sales of goods
Disaggregation of revenue
Revenue	43,731	68,973	62,823
Fintech services
Disaggregation of revenue
Revenue	63,543	46,632	33,796
Other services
Disaggregation of revenue
Revenue	10,105	6,691	5,118
Total of reportable segments | External Customers
Disaggregation of revenue
Revenue	497,441	491,746	459,367
Total of reportable segments | External Customers | Recognised over time
Disaggregation of revenue
Revenue	454,632	424,456	398,137
Total of reportable segments | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	42,809	67,290	61,230
Total of reportable segments | Connectivity services
Disaggregation of revenue
Revenue	387,866	375,917	363,297
Total of reportable segments | Sales of goods
Disaggregation of revenue
Revenue	42,809	67,290	61,230
Total of reportable segments | Fintech services
Disaggregation of revenue
Revenue	63,543	46,632	33,773
Total of reportable segments | Other services
Disaggregation of revenue
Revenue	3,223	1,907	1,067
Fintech | External Customers
Disaggregation of revenue
Revenue	64,676	47,545	34,308
Fintech | External Customers | Recognised over time
Disaggregation of revenue
Revenue	42,990	28,225	24,902
Fintech | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	21,686	19,320	9,406
Fintech | Connectivity services
Disaggregation of revenue
Revenue	269	198	166
Fintech | Fintech services
Disaggregation of revenue
Revenue	63,543	46,632	33,773
Fintech | Other services
Disaggregation of revenue
Revenue	864	715	369
Telecom | External Customers
Disaggregation of revenue
Revenue	432,766	444,201	425,059
Telecom | External Customers | Recognised over time
Disaggregation of revenue
Revenue	389,957	376,911	363,829
Telecom | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	42,809	67,290	61,230
Telecom | Connectivity services
Disaggregation of revenue
Revenue	387,598	375,719	363,131
Telecom | Sales of goods
Disaggregation of revenue
Revenue	42,809	67,290	61,230
Telecom | Other services
Disaggregation of revenue
Revenue	2,359	1,192	698
Other | External Customers
Disaggregation of revenue
Revenue	44,221	36,079	30,372
Other | External Customers | Recognised over time
Disaggregation of revenue
Revenue	43,299	34,396	28,779
Other | External Customers | Recognised at point of time
Disaggregation of revenue
Revenue	922	1,683	1,593
Other | Connectivity services
Disaggregation of revenue
Revenue	36,417	29,612	24,705
Other | Sales of goods
Disaggregation of revenue
Revenue	922	1,683	1,593
Other | Fintech services
Disaggregation of revenue
Revenue			23
Other | Other services
Disaggregation of revenue
Revenue	6,882	4,784	4,051
HQ and elimination | External Customers
Disaggregation of revenue
Revenue	87	96	92
HQ and elimination | External Customers | Recognised over time
Disaggregation of revenue
Revenue	87	96	92
HQ and elimination | Connectivity services
Disaggregation of revenue
Revenue	87	96	92
Intersegment | Total of reportable segments
Disaggregation of revenue
Revenue	9,359	6,908	6,723
Intersegment | Fintech
Disaggregation of revenue
Revenue	3,763	2,770	2,463
Intersegment | Telecom
Disaggregation of revenue
Revenue	5,596	4,138	4,260
Intersegment | Other
Disaggregation of revenue
Revenue	21,559	19,623	13,079
Intersegment | HQ and elimination
Disaggregation of revenue
Revenue	(30,918)	(26,531)	(19,802)
Operating segments
Disaggregation of revenue
Revenue	541,749	527,921	489,831
Operating segments | Total of reportable segments
Disaggregation of revenue
Revenue	506,800	498,654	466,090
Operating segments | Fintech
Disaggregation of revenue
Revenue	68,439	50,315	36,771
Operating segments | Telecom
Disaggregation of revenue
Revenue	438,362	448,339	429,319
Operating segments | Other
Disaggregation of revenue
Revenue	65,780	55,702	43,451
Operating segments | HQ and elimination
Disaggregation of revenue
Revenue	₽ (30,831)	₽ (26,435)	₽ (19,710)